Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Computed tax benefit at federal statutory rate	$ (3,338,000)	$ (2,382,000)
State tax, net of federal benefit	(349,000)	(187,000)
Stock compensation	270,000	0
Interest expense	76,000	462,000
Permanent items and other	184,000	874,000
Valuation allowance	3,161,000	1,235,000
Income Tax Expense (Benefit)	$ 3,625	$ 1,600